Reconciliation of Beginning and Ending Balance of Pension Plan Assets Measured at Fair Value (Detail) - Pension - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance	$ 6,375	$ 7,084
Actual gain (loss) on plan assets	209	152
Purchases and sales	(515)	(297)
Transfers in (out)	(242)	(564)
Ending Balance	5,827	6,375
Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance	110
Actual gain (loss) on plan assets	1	(1)
Purchases and sales	16	106
Transfers in (out)	(124)	5
Ending Balance	3	110
Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance	112	162
Actual gain (loss) on plan assets	4	5
Purchases and sales	18	(50)
Transfers in (out)	(6)	(5)
Ending Balance	128	112
International Bonds
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance	19
Actual gain (loss) on plan assets	(3)
Purchases and sales	5	8
Transfers in (out)	(1)	11
Ending Balance	20	19
Real Estate
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance	1,792	1,784
Actual gain (loss) on plan assets	132	42
Purchases and sales	(259)	(34)
Transfers in (out)	(34)
Ending Balance	1,631	1,792
Private Equity
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance	3,544	3,942
Actual gain (loss) on plan assets	63	73
Purchases and sales	(619)	(471)
Ending Balance	2,988	3,544
Hedge Funds
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance	798	1,196
Actual gain (loss) on plan assets	12	33
Purchases and sales	324	144
Transfers in (out)	(77)	(575)
Ending Balance	$ 1,057	$ 798